Note 1 - Organization and Principal Activities (Details) - Net Cash Provided By (Used In) of the VIEs and Their Subsidiaries, Before Intercompany Elimination - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 19,816,980	$ 1,172,136	$ 158,656
Net cash (used in) provided by investing activities	40,557,824	(4,598,163)	7,577,511
Net cash provided by (used in) financing activities	(5,592,080)	(371,719)	(12,137,905)
Effect of exchange rate changes	(1,587,189)	(34,691)	(133,308)
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(835,965)	3,204,749	(14,469,067)
Net cash (used in) provided by investing activities	38,523,306	(5,685,885)	(9,440,165)
Net cash provided by (used in) financing activities	(6,061,473)	1,430,739	35,830,988
Effect of exchange rate changes	$ (1,452,505)	$ (95,269)	$ (46,900)